Non-interest income (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Net fee income
Facility fees	$ 731	$ 730	$ 1,365
Transactions fees	1,021	1,225	1,182
Other non-risk fee income	48	(76)	98
Fee income	1,800	1,879	2,645
Credit card loyalty programs	(102)	(121)	(126)
Transaction fee related expenses	(106)	(103)	(95)
Fee expenses	(208)	(224)	(221)
Net fee income	1,592	1,655	2,424
Net wealth management and insurance income
Wealth management income	631	276	1,145
Life insurance premium income	1,297	1,443	1,410
General insurance and lenders mortgage insurance (LMI) net premium earned	499	482	472
Life insurance investment and other income	64	409	666
General insurance and LMI investment and other income	42	52	50
Total insurance premium, investment and other income	1,902	2,386	2,598
Life insurance claims and changes in life insurance liabilities	(1,284)	(1,266)	(1,396)
General insurance and LMI claims and other expenses	(498)	(367)	(286)
Total insurance claims, changes in insurance liabilities and other expenses	(1,782)	(1,633)	(1,682)
Net wealth management and insurance income	751	1,029	2,061
Trading income	895	929	945
Other income
Dividends received from other entities	1	6	3
Net gain/(loss) on derecognition/sale of associates	316	38
Net gain/(loss) on disposal of assets	11	61	24
Net gain/(loss) on derivatives held for risk management purposes	4	(11)	8
Net gain/(loss) on financial assets measured at fair value	(78)	(39)	38
Net gain/(loss) on disposal of controlled entities		3	(9)
Rental income on operating leases	54	72	107
Share of associates' net profit/(loss)	(23)	(23)	(10)
Other	(36)	22	(89)
Total other income	249	129	72
Total non-interest income	3,487	3,742	5,502
Estimated customer refunds, payments, associated costs and litigation recognised as a reduction in non-risk fee income, wealth management income and other income	225	860	171
Loss recognised as a result of the liability adequacy test on life insurance contracts	(260)	0	0
Write-off of deferred acquisition costs	(97)	0	0
Credit card loyalty programs
Other income
Deferred income	361	322	$ 318
Parent Entity
Net fee income
Facility fees	672	680
Transactions fees	891	1,046
Other non-risk fee income	(52)	(638)
Fee income	1,511	1,088
Credit card loyalty programs	(71)	(90)
Transaction fee related expenses	(81)	(76)
Fee expenses	(152)	(166)
Net fee income	1,359	922
Net wealth management and insurance income
Trading income	876	956
Other income
Dividends received from subsidiaries	762	2,215
Transactions with subsidiaries	579	457
Dividends received from other entities	1	3
Net gain/(loss) on derecognition/sale of associates	305
Net gain/(loss) on disposal of assets	9	60
Net gain/(loss) on hedging overseas operations	(8)	(71)
Net gain/(loss) on derivatives held for risk management purposes	4	(11)
Net gain/(loss) on financial assets measured at fair value	(35)	(25)
Rental income on operating leases	33	50
Other	(53)	6
Total other income	1,597	2,684
Total non-interest income	3,832	4,562
Estimated customer refunds, payments, associated costs and litigation recognised as a reduction in non-risk fee income, wealth management income and other income	190	842
Parent Entity | Credit card loyalty programs
Other income
Deferred income	$ 30	$ 47